Investing in Forward and Futures Contracts - Fair Values of Open Forward Currency and Futures Contracts, by Risk Exposure Category, on Statements of Financial Condition (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Foreign exchange contracts [Member] | Unrealized depreciation on forward currency contracts [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	$ 1,482,107	$ 2,695,336
Foreign exchange contracts [Member] | Unrealized appreciation on forward currency contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	1,848,177	3,723,647
Equity contracts [Member] | Unrealized depreciation on futures contracts [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	309,370	937,238
Equity contracts [Member] | Unrealized appreciation on futures contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	75,063	427,647
Interest rate contracts [Member] | Unrealized depreciation on futures contracts [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives	28,193	420,294
Interest rate contracts [Member] | Unrealized appreciation on futures contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 99,450	$ 777,713